Segment reporting	9 Months Ended
Sep. 30, 2021
Segment reporting
Segment reporting

9. Segment reporting

The following table summarizes segment reporting. The sum of the amounts of the two segments equals the total for the Group in each of the periods.

	Three months ended September 30,
	2021				2020
	(€ in thousands)
			CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	2,513	2,441	(16)	4,938	2,836	2,222	(150)	4,908
Third party	2,497	2,441		4,938	2,686	2,222	--	4,908
Intra-segment	16	--	(16)	—	150	--	(150)	—
Cost of sales	(1,395)	(1,602)		(2,997)	(1,626)	(1,675)		(3,301)
Gross profit	1,102	839		1,941	1,060	547		1,607
Gross profit in %	44.1%	34.4%		39.3%	39.5%	24.6%		32.7%
Operating Expenses				(4,505)				(4,254)
Other operating expenses				(101)				(590)
Other operating income				1,177				223
Operating loss				(1,488)				(3,014)
Finance expense				(648)				(1,005)
Finance income				1,336				77
Financial result				688				(928)
Loss before income taxes				(800)				(3,942)
Income tax income (expense)				—				(93)
Net loss				(800)				(4,035)

	Nine months ended September 30,
	2021				2020
	(€ in thousands)
			CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	8,887	6,683	(1,629)	13,941	6,437	6,846	(575)	12,708
Third party	7,258	6,683	--	13,941	5,862	6,846	--	12,708
Intra-segment	1,629	--	(1,629)	—	575	--	(575)	—
Cost of sales	(4,819)	(4,730)		(9,549)	(3,822)	(5,109)		(8,931)
Gross profit	2,439	1,953		4,392	2,040	1,737		3,777
Gross profit in %	33.6%	29.2%		31.5%	34.8%	25.4%		29.7%
Operating Expenses				(14,162)				(13,567)
Other operating expenses				(486)				(1,958)
Other operating income				2,203				1,258
Operating loss				(8,053)				(10,490)
Finance expense				(3,795)				(1,692)
Finance income				163				573
Financial result				(3,632)				(1,119)
Loss before income taxes				(11,685)				(11,609)
Income tax income (expense)				52				(150)
Net loss				(11,633)				(11,759)